UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21561

                    Oppenheimer Principal Protected Trust III
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                     Date of reporting period: MAY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                        SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES EQUITY FUNDS--43.0%
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y (Cost $36,882,256)                               1,044,231  $   36,819,602

                                                                                     PRINCIPAL
                                                                                        AMOUNT
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--49.7%
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 4.06%, 11/15/11 1,2 (Cost $41,997,737)               $ 54,430,000      42,552,503
---------------------------------------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.0%
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 6/1/05 (Cost $15,771)                                    15,771          15,771
---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.7%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 1.65% in joint repurchase agreement (Principal
Amount/Value $400,346,000, with a maturity value of $400,378,584) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 2.93%, dated 5/31/05, to be repurchased at $6,601,537 on 6/1/05, collateralized by U.S. Treasury Bonds,
6.875%--8.875%, 2/15/19--8/15/25, with a value of $409,218,026 (Cost $6,601,000)     6,601,000       6,601,000
---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $85,496,764)                                           100.4%     85,988,876
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (0.4)       (347,032)
                                                                                  -----------------------------
NET ASSETS                                                                               100.0% $   85,641,844
                                                                                  =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $781,784. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                  $85,538,819
                                                ============

Gross unrealized appreciation                   $   512,711
Gross unrealized depreciation                       (62,654)
                                                ------------
Net unrealized appreciation                     $   450,057
                                                ============


1      |      OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount. During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long term debt securities having a remaining maturity in excess of 60 days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.


2      |      OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of May 31, 2005, the Fund had outstanding futures contracts as follows:

                                 EXPIRATION   NUMBER OF    VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                   DATE   CONTRACTS       MAY 31, 2005    DEPRECIATION
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index         6/16/05          21    $     6,259,575    $     48,300


3      |      OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust III


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005


By:   /s/ Brian W. Wixted
      --------------------
      Brian W. Wixted

Date: July 15, 2005